Summary of Significant Accounting Policies - Narrative (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) segment reporting_unit member	Dec. 31, 2020 USD ($)
Concentration Risk [Line Items]
Number of members of Board of Directors | member		10
Restricted cash, current		$ 0	$ 1,101,000
Capitalized software costs		$ 0	200,000
Number of reporting units | reporting_unit		1
Goodwill impairment		$ 0	0
Long-lived asset impairment		0	0
Termination fee	$ 100,000
Deferred revenue		3,388,000	2,585,000
Revenue recognized from contract with customer		2,500,000	700,000
Advertising expense		$ 37,500,000	$ 23,700,000
Number of reportable segments | segment		1
Number of operating segments | segment		1
Minimum
Concentration Risk [Line Items]
Lessee, operating lease, renewal term		1 month
Maximum
Concentration Risk [Line Items]
Lessee, operating lease, renewal term		5 years
Capitalized internal-use software | Minimum
Concentration Risk [Line Items]
Property and equipment, useful life		2 years
Capitalized internal-use software | Maximum
Concentration Risk [Line Items]
Property and equipment, useful life		3 years